Asset Held For Sale - Additional Information (Detail) ¥ in Millions	Dec. 31, 2022 CNY (¥)
Aircraft And Other Flight Equipment [Member]
Assets Held For Sale [line items]
Assets Held for sale carrying value	¥ 709